Notes to the Balance Sheet - Summary of Impact of Lease Agreements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impact of Leases [Line Items]
Depreciation, right-of-use assets	€ 3,648	€ 3,586	€ 2,805
Interest Expenses on Lease Liabilities	1,157	1,174	932
Expense relating to short-term leases for which recognition exemption has been used	1,553	0	0
Expense relating to leases of low-value assets for which recognition exemption has been used	17	81	41
Impact On Profit Or Loss Due To Adoption Of Lease	€ 6,375	€ 4,841	€ 3,778